Common Stock - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) vote $ / shares shares	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 17, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Shares authorized (in shares)	29,879,220	29,879,220		29,879,220
Par value (in USD per share) | $ / shares	$ 0.001	$ 0.001		$ 0.001
Shares issued (in shares)	1,386,615	1,135,310		663,270
Shares outstanding (in shares)	1,386,615	1,135,310		663,270
Dividends declared | $	$ 0	$ 0
Number of votes entitled per share of common stock | vote	1	1
Warrants to Purchase Common Stock
Class of Warrant or Right [Line Items]
Number of shares which may be purchased with warrants (in shares)		7,527	7,527
Warrant exercise price (in USD per share) | $ / shares			$ 8.27
Warrants outstanding (in shares)	7,527	7,527